3. Loans, Allowance for Loan Losses and Credit Quality (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable Disclosure [Abstract]
Commercial & industrial	$ 77,110,747	$ 68,730,573
Commercial real estate	207,044,227	201,728,280
Residential real estate - 1st lien	168,184,135	166,691,962
Residential real estate - Junior (Jr) lien	45,256,862	42,927,335
Consumer	5,268,680	7,171,076
Gross Loans	502,864,651	487,249,226
Allowance for loan losses	5,438,099	5,278,445	$ 5,011,878
Deferred net loan costs	(318,651)	(310,130)
Net loans	$ 497,745,203	$ 482,280,911